COMMITMENTS AND CONTINGENT LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2018
COMMITMENTS AND CONTINGENT LIABILITIES
Schedule of Future Minimum Payments under Operating Leases

2019	$428
2020	180
2021	179
$787